CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 15,123,100	$ 25,353,900		$ 10,150,500
Accounts receivable		16,200
Prepaid expenses and other current assets	1,607,900	1,699,400		588,800
Total current assets	16,731,000	27,069,500		10,739,300
Property and equipment, net	6,900,400	3,629,000		2,066,000
Other assets	31,100	31,100		24,400
Total Assets	25,889,800	30,729,600		12,829,700
Current Liabilities:
Accounts payable	2,302,600	2,214,300		665,200
Accrued expenses and other current liabilities	1,036,600	741,000		334,200
Interest payable				200
Loan payable				105,600
Note payable	285,700	454,500		362,400
Total current liabilities	4,105,200	3,409,800		1,467,600
Total Liabilities	5,857,700	3,409,800		1,467,600
Stockholders' Equity:
Common stock, $0.001 par value: 300,000,000 shares authorized as of March 31, 2022 and December 31, 2021; 15,585,587 shares and 15,477,518 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	9,300	9,300		1,200
Additional paid-in capital	94,607,100	94,527,000		52,988,700
Accumulated deficit	(74,584,300)	(67,216,500)		(41,627,800)
Total Stockholders' Equity	20,032,100	27,319,800	$ 8,452,800	11,362,100	$ 1,979,000
Total Liabilities and Stockholders' Equity	$ 25,889,800	$ 30,729,600		$ 12,829,700